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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: December 31 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  540 Madison Avenue
          27th Floor
          New York, NY 10022

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 451-9161

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        01/15/2008
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total: $1,929,169
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
Force Capital Management, LLC
Form 13F Information Table
December 31 2007

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------

AKS STEEL HOLDING CORP      COM		001547108       1,156     25,000   SH		SOLE	NONE    25,000  0
ALLEGHENY ENERGY, INC.      COM		017361106     105,179  1,653,500   SH		SOLE	NONE 1,653,500  0
AMERICAN EXPRESS CO	    COM		025816109      25,916	 498,200   SH		SOLE	NONE   498,200	0
BANKATLANTIC BANCORP INC    COM CL A	065908501	1,904	 464,400   SH		SOLE	NONE   464,400  0
BURLINGTON NORTHERN SANTA   COM		12189T104	8,573	 103,000   SH		SOLE	NONE   103,000  0
CHOICE HOTELS INTL INC	    COM		169905106      16,650    501,501   SH		SOLE	NONE   501,501	0
CLEAR CHANNEL OUTDOOR	    COM	CL A	18451C109      22,811    824,700   SH		SOLE	NONE   824,700  0
COPART INC                  COM         217204106      78,504  1,844,985   SH           SOLE	NONE 1,844,985  0
CROWN CASTLE INTL CORP      COM         228227104     127,675  3,069,109   SH           SOLE	NONE 3,069,109  0
CSX CORP		    COM		126408103      47,903  1,089,200   SH		SOLE	NONE 1,089,200	0
DISCOVERY HOLDINGS CO	    Com CL A	25468Y107      33,869  1,347,211   SH		SOLE	NONE 1,347,211  0
DSW INC         	    COM	CL A	23334L102         469     25,000   SH		SOLE	NONE    25,000  0
EAGLE MATERIALS INC         COM		26969P108       9,065    255,500   SH		SOLE	NONE   255,500  0
EATON VANCE CORP            COM		278265103       9,373    206,400   SH		SOLE	NONE   206,400  0
ELECTRONIC GAMECARD INC	    COM		285716106	  583    955,800   SH		SOLE	NONE   955,800  0
FASTENAL CO		    COM		311900104      72,853  1,802,400   SH		SOLE	NONE 1,802,400	0
FREEPORT-MCMORAN COPPER	    COM		35671D857      96,315    940,209   SH		SOLE	NONE   940,209  0
J B HUNT TRANS SVCS INC     COM		445658107      36,126  1,311,300   SH		SOLE	NONE 1,311,300  0
KANSAS CITY SOUTHERN	    COM		485170302      12,369    360,300   SH		SOLE	NONE   360,300  0
LAMAR ADVERTISING CO	    COM	CL A	512815101      61,411  1,277,539   SH		SOLE	NONE 1,277,539  0
LIBERTY GLOBAL INC	    COM	CL A	530555101      12,462	 318,000   SH		SOLE	NONE   318,000  0
LIBERTY GLOBAL INC	    COM SER C	530555309      19,668    537,528   SH		SOLE	NONE   537,528  0
LIBERTY MEDIA HLDG CORP     COM SER A   53071M104      20,090  1,052,949   SH		SOLE	NONE 1,052,949  0
LIBERTY MEDIA HLDG CORP     COM SER A   53071M302     109,431    939,400   SH		SOLE	NONE   939,400  0
M&F WORLDWIDE CORP	    COM		552541104      16,737	 310,800   SH		SOLE	NONE   310,800	0
MARTIN MARIETTA MATERIALS   COM  	573284106      17,928    135,200   SH		SOLE    NONE   135,200  0
MASTERCARD INC 		    COM CL A	57636Q104      59,202	 275,100   SH		SOLE	NONE   275,100	0
MCDONALDS CORP		    COM		580135101      20,212    343,092   SH		SOLE	NONE   343,092	0
MOODYS CORP		    COM		615369105       4,477    125,400   SH		SOLE	NONE   125,400	0
NATIONAL HEALTH INVESTORS   COM		63633D104       3,119    111,800   SH		SOLE	NONE   111,800  0
NORFOLK SOUTHERN CORP       COM		655844108      56,210  1,114,400   SH		SOLE	NONE 1,114,400  0
NUSTAR GP HOLDINGS, LLC     COM         67059L102       3,340    116,976   SH           SOLE	NONE   116,976  0
NYSE EURONEXT, INC   	    COM		629491101      26,127    297,674   SH		SOLE	NONE   297,674	0
SCIENTIFIC GAMES CORP	    COM CL A	80874P109      67,517  2,030,600   SH		SOLE	NONE 2,030,600  0
SEARS HOLDINGS CORPORATION  COM         812350106      88,771    869,876   SH           SOLE	NONE   869,876  0
SONIC CORP 	   	    COM		835451105      16,775    766,000   SH		SOLE	NONE   766,000	0
STARWOOD HOTELS & RESORTS   COM		85590A401       8,758    198,900   SH		SOLE	NONE   198,900	0
STATE AUTO FINANCIAL CORP   COM         855707105       6,021    228,939   SH           SOLE	NONE   228,939  0
TARGET CORP		    COM		87612E106      66,565  1,331,300   SH		SOLE	NONE 1,331,300  0
UNION PACIFIC CORP	    COM		907818108      84,329	 671,300   SH		SOLE	NONE   671,300  0
UNITED CAPITAL CORP         COM		909912107	  921     38,700   SH     	SOLE    NONE    38,700  0
VULCAN MATERIALS CO	    COM		929160109	4,429	  56,000   SH		SOLE	NONE    56,000	0
WYNDHAM WORLDWIDE CORP	    CoM         98310W108      10,133	 430,099   SH		SOLE	NONE   430,099  0


Options


SEARS HOLDINGS CORPORATION  CoM         812350106     438,764  4,299,500   SH   CALL    SOLE    NONE 4,299,500  0





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